SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 12—SEGMENT INFORMATION

The overall concept that the Company employs in determining its operating segments is to present the financial information in a manner consistent with: how the chief operating decision maker views the businesses. In addition, we consider how the businesses are organized as to segment management and the focus of the businesses with regards to the types of services or products offered or the target market. Operating segments are combined for reporting purposes if they meet certain aggregation criteria, which principally relate to the similarity of their economic characteristics, which is the case for the Desktop and Ask Media Group operating segments in the Search reportable segment, or, in the case of the Emerging & Other reportable segment, do not meet the quantitative thresholds that require presentation as separate reportable segments.

The following table presents revenue by reportable segment:

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Revenue:
ANGI Homeservices	$1,467,925	$1,326,205	$1,132,241
Vimeo	283,218	196,015	159,641
Dotdash	213,753	167,594	130,991
Search	613,274	742,184	823,950
Emerging & Other	469,759	274,107	286,586
Inter-segment eliminations	(248)	(304)	(361)
Total	$3,047,681	$2,705,801	$2,533,048

The following table presents the revenue of the Company’s segments disaggregated by type of service:

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
ANGI Homeservices
Marketplace:
Consumer connection revenue (a)	$1,054,660	$913,533	$704,341
Service professional membership subscription revenue	50,975	63,872	66,214
Other revenue	25,685	15,263	3,940
Total Marketplace revenue	1,131,320	992,668	774,495
Advertising and other revenue (b)	264,108	257,224	287,676
Total North America revenue	1,395,428	1,249,892	1,062,171
Consumer connection revenue (c)	57,692	59,611	50,913
Service professional membership subscription revenue	13,091	14,231	17,362
Advertising and other revenue	1,714	2,471	1,795
Total Europe revenue	72,497	76,313	70,070
Total ANGI Homeservices revenue	$1,467,925	$1,326,205	$1,132,241
(a)	Includes fees paid by service professionals for consumer matches and revenue from pre-priced jobs sourced through the HomeAdvisor and Handy platforms.
(b)	Includes Angie’s List revenue from service professionals under contract for advertising and Angie’s List membership subscription fees from consumers, as well as revenue from mHelpDesk, HomeStars, and Felix. Felix was sold on December 31, 2018 and its revenue for the year ended December 31, 2018 was $36.9 million.
(c)	Includes fees paid by service professionals for consumer matches.

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Vimeo
Platform revenue	$283,218	$193,736	$146,665
Hardware revenue	—	2,279	12,976
Total Vimeo revenue	$283,218	$196,015	$159,641

Dotdash
Display advertising revenue	$137,455	$126,350	$103,704
Performance marketing revenue	76,298	41,244	27,287
Total Dotdash revenue	$213,753	$167,594	$130,991

Search
Advertising revenue:
Google advertising revenue	$506,077	$678,438	$770,494
Non-Google advertising revenue	90,286	47,583	31,975
Total advertising revenue	596,363	726,021	802,469
Other revenue	16,911	16,163	21,481
Total Search revenue	$613,274	$742,184	$823,950

Emerging & Other
Subscription revenue	$303,482	$194,362	$102,592
Marketplace revenue	138,726	38,950	19,665
Advertising revenue:
Non-Google advertising revenue	16,236	23,372	64,319
Google advertising revenue	3,130	4,486	14,393
Total advertising revenue	19,366	27,858	78,712
Service revenue	4,410	3,881	22,142
Media production and distribution revenue	3,585	8,897	61,717
Other revenue	190	159	1,758
Total Emerging & Other revenue	$469,759	$274,107	$286,586

Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Revenue:
United States	$2,449,257	$2,097,743	$1,951,957
All other countries	598,424	608,058	581,091
Total	$3,047,681	$2,705,801	$2,533,048

	December 31,
	2020	2019

	(In thousands)
Long-lived assets (excluding goodwill, intangible assets and ROU assets):
United States	$266,169	$297,433
All other countries	12,082	7,981
Total	$278,251	$305,414

The following tables present operating income (loss) and Adjusted EBITDA by reportable segment:

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Operating (loss) income:
ANGI Homeservices	$(6,368)	$38,645	$63,906
Vimeo	(26,392)	(51,921)	(35,594)
Dotdash	50,241	29,021	18,778
Search	(248,711)	122,347	151,425
Emerging & Other	(70,896)	(21,790)	(26,627)
Corporate	(270,223)	(166,751)	(136,053)
Total	$(572,349)	$(50,449)	$35,835

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Adjusted EBITDA:(d)
ANGI Homeservices	$172,804	$202,297	$247,506
Vimeo	$(11,187)	$(41,790)	$(28,045)
Dotdash	$66,206	$39,601	$21,384
Search	$51,344	$124,163	$182,905
Emerging & Other	$(37,699)	$(28,368)	$(14,889)
Corporate	$(147,502)	$(88,617)	$(74,011)
(d)	The Company’s primary financial measure is Adjusted EBITDA, which is defined as operating income excluding: (1) stock-based compensation expense; (2) depreciation; and (3) acquisition-related items consisting of (i) amortization of intangible assets and impairments of goodwill and intangible assets, if applicable, and (ii) gains and losses recognized on changes in the fair value of contingent consideration arrangements. The Company believes this measure is useful for analysts and investors as this measure allows a more meaningful comparison between the Company’s performance and that of its competitors. The above items are excluded from the Company’s Adjusted EBITDA measure because these items are non-cash in nature. Adjusted EBITDA has certain limitations because it excludes the impact of these expenses.

The following tables reconcile operating (loss) income for the Company’s reportable segments and net earnings attributable to IAC shareholders to Adjusted EBITDA:

	Year Ended December 31, 2020
					Acquisition-
					related Contingent
	Operating	Stock-Based			Consideration
	(Loss)	Compensation		Amortization	Fair Value	Goodwill
	Income	Expense	Depreciation	of Intangibles	Adjustments	Impairment	Adjusted EBITDA

	(In thousands)
ANGI Homeservices	$(6,368)	$83,649	$52,621	$42,902	$—	$—	$172,804
Vimeo	(26,392)	$—	$460	$14,745	$—	$—	$(11,187)
Dotdash	50,241	$—	$1,794	$14,171	$—	$—	$66,206
Search	(248,711)	$—	$2,709	$32,200	$—	$265,146	$51,344
Emerging & Other	(70,896)	$100	$2,449	$37,566	$(6,918)	$—	$(37,699)
Corporate	(270,223)	$113,471	$9,250	$—	$—	$—	$(147,502)
Total	(572,349)
Interest expense	(16,166)
Unrealized gain on investment in MGM Resorts International	840,550
Other expense, net	(42,468)
Earnings before income taxes	209,567
Income tax benefit	59,019
Net earnings	268,586
Net loss attributable to noncontrolling interests	1,140
Net earnings attributable to IAC shareholders	$269,726

	Year Ended December 31, 2019
					Acquisition-
					related Contingent
	Operating	Stock-based			Consideration
	Income	Compensation		Amortization	Fair Value	Goodwill	Adjusted
	(Loss)	Expense	Depreciation	of Intangibles	Arrangements	Impairment	EBITDA

	(In thousands)
ANGI Homeservices	$38,645	$68,255	$39,915	$55,482	$—	$—	$202,297
Vimeo	(51,921)	$—	$478	$9,653	$—	$—	$(41,790)
Dotdash	29,021	$—	$974	$9,606	$—	$—	$39,601
Search	122,347	$—	$1,816	$—	$—	$—	$124,163
Emerging & Other	(21,790)	$—	$715	$9,127	$(19,738)	$3,318	$(28,368)
Corporate	(166,751)	$66,083	$12,051	$—	$—	$—	$(88,617)
Total	(50,449)
Interest expense	(11,904)
Other income, net	34,047
Loss before income taxes	(28,306)
Income tax benefit	60,489
Net earnings	32,183
Net earnings attributable to noncontrolling interests	(9,288)
Net earnings attributable to IAC shareholders	$22,895

	Year Ended December 31, 2018
					Acquisition-
					related Contingent
	Operating	Stock-Based			Consideration
	Income	Compensation		Amortization	Fair Value
	(Loss)	Expense	Depreciation	of Intangibles	Adjustments	Adjusted EBITDA

	(In thousands)
ANGI Homeservices	$63,906	$97,078	$24,310	$62,212	$—	$247,506
Vimeo	(35,594)	$—	$1,200	$6,349	$—	$(28,045)
Dotdash	18,778	$—	$969	$1,637	$—	$21,384
Search	151,425	$—	$3,311	$28,169	$—	$182,905
Emerging & Other	(26,627)	$919	$969	$8,714	$1,136	$(14,889)
Corporate	(136,053)	$50,408	$11,634	$—	$—	$(74,011)
Total	35,835
Interest expense	(13,059)
Other income, net	282,795
Earnings before income taxes	305,571
Income tax provision	(13,200)
Net earnings	292,371
Net earnings attributable to noncontrolling interests	(45,599)
Net earnings attributable to IAC shareholders	$246,772

The following table presents capital expenditures by reportable segment:

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Capital expenditures:
ANGI Homeservices	$52,488	$68,804	$46,976
Vimeo	844	2,801	209
Dotdash	5,445	—	102
Search	47	43	479
Emerging & Other	1,363	387	751
Corporate	1,383	25,863	6,163
Total	$61,570	$97,898	$54,680